CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Schedule of Cash, Money Market Funds and Short-Term Investments
Cash, money market funds, and short-term investments consist of the following (in thousands):

	March 31,	December 31,
	2016	2015
Checking and savings accounts (reported as cash and cash equivalents)	$8,943	$13,642
Money market funds	29,972	19,945
Corporate debt securities (reported as short-term investments)	60,251	70,113
	$99,166	$103,700

Cash, money market funds, and short-term investments consist of the following (in thousands):

	December 31,
	2015	2014
Checking and savings accounts (reported as cash and cash equivalents)	$13,642	$44,909
Money market funds	19,945	-
Corporate debt securities (reported as short-term investments)	70,113	-
	$103,700	$44,909

Schedule of Unrealized Gains and Losses
Money market funds and short-term investments include the following securities with gross unrealized gains and losses (in thousands):

		Gross	Gross
		Unrealized	Unrealized
March 31, 2016	Cost	Gains	Losses	Fair Value
Money market funds	$29,972	$-	$-	$29,972
Corporate debt securities	60,183	68	-	60,251
Total	$90,155	$68	$-	$90,223

		Gross	Gross
		Unrealized	Unrealized
December 31, 2015	Cost	Gains	Losses	Fair Value
Money market funds	$19,945	$-	$-	$19,945
Corporate debt securities	70,065	48	-	70,113
Total	$90,010	$48	$-	$90,058

Money market funds and short-term investments include the following securities with gross unrealized gains and losses (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2015	Cost	Gains	Losses	Fair Value
Money market funds	$19,945	$-	$-	$19,945
Corporate debt securities	70,065	48	-	70,113

Total	$90,010	$48	$-	$90,058

Schedule of Contractual Maturities
As of March 31, 2016, the contractual maturities of our money market funds and short-term investments were (in thousands):

Within One
Year
Money market funds	$29,972
Corporate debt securities	60,251
$90,223

As of December 31, 2015, the contractual maturities of our money market funds and short-term investments were (in thousands):

Within One
Year
Money market funds	$19,945
Corporate debt securities	70,113
$90,058